Income and expenses - RSUs and SARs (Details) - Restricted stock units - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting life of share-based awards	3 years
Share options exercised	0	0
Outstanding	26,268,000	26,268,000